Current Financial Assets and Cash and Cash Equivalents - Summary of Current Financial Assets and Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	$ 388	$ 40,602
Cash and cash equivalents	451,501	256,380	$ 254,568	$ 342,111
Carrying Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	388	40,602
Cash and cash equivalents	451,501	256,380
Current financial assets and cash and cash equivalents	451,889	296,982
Estimated Fair Value [member]
Disclosure of current financial assets and cash and cash equivalents [line items]
Current financial assets	388	40,602
Cash and cash equivalents	451,501	256,380
Current financial assets and cash and cash equivalents	$ 451,889	$ 296,982